SCHEDULE ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - SGD ($)	Jun. 30, 2024	Jun. 30, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 706,942	$ 751,030
Payroll payable	98,399	105,735
Accruals expense	45,920
Deposits received	43,465	58,173
Other payable	57,024	47,816
Total	$ 951,750	$ 962,754